Investments (Changes in Net Unrealized Investment Gains Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes In Net Unrealized Investment Gains Losses Included In Accumulated Other Comprehensive Loss [Abstract]
Balance at January 1,	$ 1,312	$ 1,573	$ 2,745
Fixed maturity securities on which noncredit OTTI losses have been recognized	1	24	15
Unrealized investment gains (losses) during the year	2,035	270	(2,513)
Unrealized investment gains (losses) relating to:
Future policy benefits	(1,824)	(676)	487
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	0	(1)	1
DAC, VOBA and DSI	(51)	(12)	207
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	0	(9)	(5)
Deferred income tax benefit (expense)	253	143	636
Balance at December 31,	1,726	1,312	1,573
Change in net unrealized investment gains (losses)	$ 414	$ (261)	$ (1,172)